Cash Flow Statements Reconciliation (Tables)	12 Months Ended
Jun. 30, 2024
Cash Flow Statement Reconciliation [Abstract]
Summary of Cash Flow Statements Reconciliation

	2024	2023	2022

	US$	US$	US$
(a) Reconciliation to cash at the end of the year
Cash at bank and in hand (Note 18)	172,471,346	89,188,713	44,631,293
	172,471,346	89,188,713	44,631,293
(b) Reconciliation of net loss after tax to net cash flows from operations
Net loss for the year	(220,242,105)	(142,521,085)	(92,817,371)
Adjustments for:
Income tax benefit recognized in profit or loss	(9,412,196)	(5,926,350)	(6,299,286)
Net loss of disposal of non-current assets	—	—	169
Depreciation of non-current assets	18,799	17,001	11,917
Depreciation of right-of-use assets	84,226	84,226	66,465
Interest expense on DFA* (includes amounts owed to related party $24,698,653 (2023: $13,462,160))	30,263,042	13,462,160	—
Gain on remeasurement of financial liability - DFA2	(387,284)	(12,302,160)	—
Fair value loss on Investor options	11,223,535	—	—
Share-based payments	5,084,613	5,834,686	5,251,572
Net exchange differences	107,001	489,137	2,813,993
	36,981,736	1,658,700	1,844,830
Changes in:
Payables	19,502,925	7,296,785	8,511,607
Receivables	(789,837)	378,896	307,618
Prepayments	(1,675,274)	6,142,284	5,730,207
Provisions	266,694	136,755	115,259
Net cash flows used in operating activities before tax	(165,955,861)	(126,907,665)	(76,307,850)
R&D tax incentive received	5,926,350	6,299,286	4,972,898
Current US tax paid	(985,843)	—	—
Net cash flows used in operating activities	(161,015,354)	(120,608,379)	(71,334,952)